Intangible assets, net - Estimated future amortization expense (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2022	$ 68,427
Intangible assets, net	$ 68,427	$ 171,287